Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Investment in real estate assets:
Land	$ 15,643,667	$ 0
Buildings and improvements, less accumulated depreciation of $156,201 and $0, respectively	40,715,334	0
Acquired intangible lease assets, less accumulated amortization of $104,535 and $0, respectively	9,068,662	0
Total investment in real estate assets, net	65,427,663	0
Cash and cash equivalents	1,894,117	200,000
Restricted cash	89,950	0
Rents and tenant receivables	137,036	0
Deferred financing costs, less accumulated amortization of $36,703 and $0, respectively	554,945	0
Total assets	68,103,711	200,000
LIABILITIES & STOCKHOLDER'S EQUITY
Credit facility	27,703,824	0
Accounts payable and accrued expenses	358,141	0
Escrowed investor proceeds	89,950	0
Due to affiliates	129,556	0
Acquired below market lease intangibles, less accumulated amortization of $10,341 and $0, respectively	1,395,944	0
Distributions payable	175,455	0
Deferred rental income and other liabilities	139,587	0
Total liabilities	29,992,457	0
Commitments and contingencies
Redeemable common stock	44,201	0
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value, 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.01 par value; 490,000,000 shares authorized, 4,550,606 and 20,000 shares issued and outstanding	45,506	200
Capital in excess of par value	40,434,546	199,800
Accumulated distribution in excess of earnings	(2,412,999)	0
Total stockholders' equity	38,067,053	200,000
Total liabilities and stockholders' equity	$ 68,103,711	$ 200,000